Events after the reporting period (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Events after the reporting period
Dividends paid, ordinary shares		$ 2,440	$ 0
Repayment of debt		495,726	$ 456,506	$ 919,932
Cash dividends to be paid	$ 2,613	$ 2,613
Senior Secured Notes due in 2025
Events after the reporting period
Interest rate (as a percent)					9.375%
Repayment of Borrowings | SEPI Loan
Events after the reporting period
Repayment of debt	$ 17,960